Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Raw materials	1,784	1,784	245
Low value consumables	41	41	6
Finished goods	3,705	4,276	588

Less: inventory impairment	(91)	(111)	(15)
	5,439	5,990	824

	As of December 31,
	2022	2023
	RMB	RMB	US$
Raw materials	1,793	1,784	246
Low value consumables	41	41	6
Finished goods	3,803	3,705	526
Less: inventory impairment	(180)	(91)	(12)
	5,457	5,439	766

Schedule of Impairment of Inventory	An analysis of impairment of inventory are as follow:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(180)	(25)
Additional impairment of inventory	(180)	-	-
Write-off of impairment of inventory	-	89	13
Balance at the end of the year	(180)	(91)	(12)